Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of Shares
Total investments at fair value	$ 57,471,593	$ 52,878,411
IBM Corporation common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of Shares	5,313,300	5,769,852
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Purchase Price	$ 104,000
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price	233,000
Total investments at fair value	$ 1,574,000	$ 1,268,000